Vanguard Total Stock Market Index Fund
Vanguard 500 Index Fund
Vanguard Extended Market Index Fund
Vanguard Small-Cap Index Fund
Vanguard Mid-Cap Index Fund
Supplement Dated May 26, 2023, to the Prospectuses and Summary Prospectuses Dated April 28, 2023
Important Changes to Vanguard Total Stock Market Index Fund, Vanguard 500 Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund

The Board of Trustees (the Board) of Vanguard Index Funds (the Trust), on behalf of Vanguard Total Stock Market Index Fund, Vanguard 500 Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund (each, a Fund), has approved an Agreement and Plan of Reorganization that provides for the reorganization (Reorganization) of each Fund, each a series of the Trust, with and into a newly created shell series (New Fund) of another Vanguard trust (Acquiring Trust), as outlined below.
Each New Fund is identical in its management to its corresponding Fund, and each New Fund’s investment objective, strategies, and policies remain unchanged. The Reorganization will have no effect on the value of a shareholder's investment.
The Reorganizations do not require shareholder approval. The Board and the board of each Acquiring Trust carefully considered each respective proposed Reorganization and determined that it: (1) is in the best interest of each Fund and each New Fund and (2) will not result in dilution of the interests of shareholders of each Fund or each New Fund.

Acquired Fund	New Fund/Acquiring Trust
Vanguard Total Stock Market Index Fund	Vanguard Total Stock Market Index Fund, a series of Vanguard Montgomery Funds
Vanguard 500 Index Fund	Vanguard 500 Index Fund, a series of Vanguard Tax-Managed Funds
Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund, a series of Vanguard Institutional Index Funds
Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund, a series of Vanguard Bond Index Funds
Vanguard Mid-Cap Index Fund	Vanguard Mid-Cap Index Fund, a series of Vanguard Valley Forge Funds

Each Reorganization is expected to occur in the second half of 2023 (Closing Date). As of the Closing Date, shareholders of each Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. After the closing of each Reorganization, each Acquired Fund will have transferred all assets to the corresponding New Fund and thus will cease operations. We anticipate that each Reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 585A 052023

Vanguard Index Funds

Supplement Dated May 26, 2023, to the Statement of Additional Information Dated April 28, 2023

Important Changes to Vanguard Total Stock Market Index Fund, Vanguard 500 Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund
The Board of Trustees (the Board) of Vanguard Index Funds (the Trust), on behalf of Vanguard Total Stock Market Index Fund, Vanguard 500 Index Fund, Vanguard Extended Market Index Fund, Vanguard Small-Cap Index Fund, and Vanguard Mid-Cap Index Fund (each, a Fund), has approved an Agreement and Plan of Reorganization that provides for the reorganization (Reorganization) of each Fund, each a series of the Trust, with and into a newly created shell series (New Fund) of another Vanguard trust (Acquiring Trust), as outlined below.
Each New Fund is identical in its management to its corresponding Fund, and each New Fund’s investment objective, strategies, and policies remain unchanged. The Reorganization will have no effect on the value of a shareholder's investment.
The Reorganizations do not require shareholder approval. The Board and the board of each Acquiring Trust carefully considered each respective proposed Reorganization and determined that it: (1) is in the best interest of each Fund and each New Fund and (2) will not result in dilution of the interests of shareholders of each Fund or each New Fund.
Acquired Fund	New Fund/Acquiring Fund
Vanguard Total Stock Market Index Fund	Vanguard Total Stock Market Index Fund, a series of Vanguard Montgomery Funds
Vanguard 500 Index Fund	Vanguard 500 Index Fund, a series of Vanguard Tax-Managed Funds
Vanguard Extended Market Index Fund	Vanguard Extended Market Index Fund, a series of Vanguard Institutional Index Funds
Vanguard Small-Cap Index Fund	Vanguard Small-Cap Index Fund, a series of Vanguard Bond Index Funds
Vanguard Mid-Cap Index Fund	Vanguard Mid-Cap Index Fund, a series of Vanguard Valley Forge Funds
Each Reorganization is expected to occur in the second half of 2023 (Closing Date). As of the Closing Date, shareholders of each Fund will own shares of the corresponding class of the corresponding New Fund that are equal in number and in value to the shares of the Fund that were held by those shareholders immediately prior to the closing of the Reorganization. After the closing of each Reorganization, each Acquired Fund will have transferred all assets to the corresponding New Fund and thus will cease operations. We anticipate that each Reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
© 2023 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 040A 052023